REVENUE - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 5,613	$ 4,778	$ 9,793	$ 8,472
Total Revenues	6,082	5,174	10,727	9,270
Industrial Activities
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	5,613	4,778	9,793	8,472
Industrial Activities | Operating segments | Agriculture
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	4,722	3,970	8,099	7,008
Industrial Activities | Operating segments | Construction
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	891	808	1,694	1,464
Industrial Activities | Eliminations and Other
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	0	0	0	0
Financial Services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	471	392	937	789
Financial Services | Eliminations and Other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (2)	$ 4	$ (3)	$ 9